Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Basisof Presentation Natureof Operationsand Going Concern
Accounts payable	$ 897,573	$ 887,423
Accrued liabilities	234,103	240,658
Total	$ 1,131,676	$ 1,128,081